Expense Example - The Tocqueville Fund - The Tocqueville Fund Class	Feb. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 122
Expense Example, with Redemption, 3 Years	398
Expense Example, with Redemption, 5 Years	695
Expense Example, with Redemption, 10 Years	$ 1,538